Finance Charges (Tables)	12 Months Ended
Dec. 31, 2019
Finance Costs [Abstract]
Summary of Finance Charges
	2019	2018
Interest:
Long-term debt	$110,730	$121,810
Lease obligation	3,389	—
Other	21	378
Income	(1,576)	(1,444)
Amortization of debt issue costs	5,889	6,434
Finance charges	$118,453	$127,178